Profit interest units of SIS Holdings LP - Summary of Inputs were Used in the Valuation of the Class B Units for Grants (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	3 years 10 months 24 days	4 years
Risk-free rate (%)	1.55%	2.70%
Expected volatility (%)	45.00%	35.00%
Expected dividend (%)	0.00%	0.00%